Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 19,921,398	$ 1,264,463
Restricted cash		7,486,988	8,096,121
Accounts receivable, net		23,305,855	28,992,149
Notes receivable		1,267,601	2,381,940
Inventories, net		30,335,511	17,660,390
Prepaid expenses and other current assets		7,368,290	4,073,702
TOTAL CURRENT ASSETS		90,717,535	63,010,873
NON-CURRENT ASSETS
Long-term prepayments and other non-current assets		4,623,626	3,039,185
Plant, property and equipment, net		62,830,365	60,503,274
Land use rights, net		12,950,279	9,197,978
Intangible assets, net		68,250	71,909
Long-term investments, net		2,094,050	2,007,957
Finance lease right-of-use assets		2,111,135	5,191,856
TOTAL NON-CURRENT ASSETS		84,677,705	80,012,159
TOTAL ASSETS		175,395,240	143,023,032
CURRENT LIABILITIES
Accounts payable		39,237,197	49,959,735
Notes payable		13,629,919	16,091,959
Short-term loan		5,723,379	1,643,993
Deferred revenue		2,401,251	1,809,366
Deferred government subsidy		3,107,376	3,049,607
Income taxes payable		501,041	491,745
Finance lease liabilities, current		955,703	1,603,694
Long-term loan, current		28,729,896	485,556
Long-term payables, current		1,534,909	3,231,126
Consideration payable, current		840,970	801,866
Accrued expenses and other current liabilities		10,308,798	3,391,157
TOTAL CURRENT LIABILITIES		109,415,894	86,756,609
NON-CURRENT LIABILITIES
Long-term loan, non-current		38,867,203	26,410,701
Finance lease liabilities, non-current			629,053
Long term payable, non-current		257,192	403,726
Consideration payable, non-current		1,388,878	1,338,719
Deferred tax liabilities, net		192,918	189,551
TOTAL NON-CURRENT LIABILITIES		40,706,191	28,971,750
TOTAL LIABILITES		150,122,085	115,728,359
COMMITMENTS AND CONTINGENCIES (Note 23)
EQUITY
Subscription receivable			(100,000)
Additional paid-in capital		32,420,874	32,175,698
Statutory reserves		2,481,927	2,477,940
Accumulated deficits		(43,504,510)	(42,243,463)
Accumulated other comprehensive loss		(2,360,456)	(2,577,144)
TOTAL SHAREHOLDERS’ DEFICIT ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS		(10,959,467)	(10,264,271)
Non-controlling interests		36,232,622	37,558,944
TOTAL EQUITY		25,273,155	27,294,673
TOTAL LIABILITIES AND TOTAL EQUITY		175,395,240	143,023,032
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	2,041	2,041
Class B Ordinary Shares
EQUITY
Ordinary shares	[1]	657	657
Related Party
CURRENT ASSETS
Due from related parties		1,031,892	542,108
CURRENT LIABILITIES
Due to related parties		$ 2,445,455	$ 4,196,805

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 22).